Taxes on Income (Details) - Schedule of Theoretical Tax on the Pre-Tax Profit and the Tax Expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Schedule of Theoretical Tax [Abstract]
Profit (loss) before taxes on income	€ 976	€ 1,081	€ (22,935)
Primary tax rate of the Company	23.00%	23.00%	23.00%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	€ (224)	€ (249)	€ 5,275
Additional tax saving in respect of:
Different tax rate of foreign subsidiaries	(72)	(488)	(40)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	994	277	27
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	(47)	(706)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	713	282
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	1,363	566
Change in temporary differences for which deferred tax were not recognized	106		51
Current year tax losses and benefits for which deferred taxes were not created	(1,275)	(1,199)	(2,770)
Permanent differences	(122)	(135)	(7)
Actual tax benefit (taxes on income)	€ 1,436	€ (1,652)	€ 2,536

[1]	Reclassified due to discontinued operation - see Note 23.